Document and Entity Information	Feb. 13, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 13, 2025
Entity Registrant Name	KELLY SERVICES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-01088
Entity Tax Identification Number	38-1510762
Entity Address Address Line 1	999 WEST BIG BEAVER ROAD
Entity Address City Or Town	TROY
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48084
City Area Code	248
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On February 13, 2025, Kelly Services, Inc. (the “Company”) filed a Current Report on Form 8-K reporting that Peter Quigley, then President and Chief Executive Officer of the Company, had informed the Company’s Board of Directors (the “Board”) of his intention to retire as an officer in 2025 upon the appointment of his successor. On August 7, 2025, the Company filed a Current Report on Form 8-K reporting that Mr. Quigley’s successor, Christopher Layden, had been named President and Chief Executive Officer of the Company, effective September 2, 2025, and that Mr. Quigley would remain as a strategic advisor to the Company to ensure a smooth transition and would continue to serve as a member of the Board until the next Annual Shareholders Meeting in May 2026.On November 12, 2025, the Company and Mr. Quigley entered into a Separation and Transition Advisory Services Agreement in connection with Mr. Quigley’s previously announced retirement as President and Chief Executive Officer. Under the agreement, the terms of Mr. Quigley’s employment and compensation remain the same through October 31, 2025. Beginning November 1, 2025, he will remain an employee and provide transition advisory services through April 30, 2026, receiving a monthly payment of $25,000 and continued benefits during this period. His equity awards will vest through the separation date, with unvested awards forfeited thereafter. The 2025 payment under the Short-Term Incentive Plan, if any, will be paid based on the first ten months of his 2025 base salary. The agreement also includes reimbursement for certain business expenses, continuation of specific benefits, and post-employment covenants such as non-competition, non-solicitation, confidentiality, and non-disparagement. Mr. Quigley has provided a general release of claims against the Company, and the Company will continue to indemnify him for acts taken while providing services.
Entity Central Index Key	0000055135
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A Common Stock, $1.00 par value per share
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document Information [Line Items]
Security 12b Title	Class B Common Stock, $1.00 par value per share
Trading Symbol	KELYB
Security Exchange Name	NASDAQ